FAIR VALUE MEASUREMENTS (Tables)	7 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of gross holding losses and fair value of held-to-maturity securities

Description	Level
Assets:
Cash and cash equivalents held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$115,002,152